Long-Term Investments (Tables)	6 Months Ended
Jun. 30, 2026
Long-Term Investments [Abstract]
Schedule of Long-Term Investments

As of June 30, 2026 and December 31, 2025, long-term investments were comprised of the following:

	June 30,	December 31,
	2026	2025

Investment in Quleduo	$2,280,000	$1,500,000
Investment in AIFLIX LLC (“AIFlix”)	326,700	276,700
Investment in Armonia Technology Limited (“Armonia”)	1,500,000	-
Less: share of equity loss in Quleduo	(20,100)	(19,500)
	$4,086,600	$1,757,200